Prepaid Expenses and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Prepaid Expenses and Other Current Assets [Abstract]
Government authorities	$ 74	$ 77
Prepaid expenses and others	826	1,018
Prepaid expenses, and other current assets	$ 900	$ 1,095